Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium - Authorised share capital

	June 30,	December 31,
	2026	2025
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200